Lord Abbett

                                          Tax-Free
                                  Income Trust

                                          o Florida Series o Pennsylvania Series
                                          o Michigan Series o Georgia Series

                                                              1998 ANNUAL REPORT

                                 [PHOTO OMITTED]


                                                    A Fund to help you keep more
                                                    of your investment income

                                    [LOGO](R)

Report to Shareholders
For the Fiscal Year Ended October 31, 1998

[PHOTO OMITTED]


/s/ Robert S. Dow
----------------------------
ROBERT S. DOW
CHAIRMAN

November 30, 1998

"Our continued focus on high-quality municipal issues enabled our portfolios to participate in the price appreciation that resulted from this `flight to quality'."

Lord Abbett Tax-Free Income Trust completed its fiscal year on October 31, 1998, with aggregate net assets of approximately $310 million. During the period, the Trust posted strong returns and performed well, relative to competitors, for many of its portfolios. Page 1 has more detailed information about each Series' portfolio and performance. The net assets of each Series were as follows:

Florida Series:         $135 million           Michigan Series:     $53 million
Pennsylvania Series:    $103 million           Georgia Series:      $20 million

How the Trust Added Value

As economic and political uncertainties abroad created concern regarding the domestic economy, investors moved from lower-rated fixed-income investments into higher-quality bonds. Our continued focus on high-quality municipal issues enabled our portfolios to participate in the price appreciation that resulted from this "flight to quality."

In the spring, Long Island Power Authority ("LIPA") brought to market the largest municipal bond issue ($3 billion) in history. Prior to this offering, many portfolio managers raised cash by selling bonds from their portfolios in order to invest in the LIPA issue. We correctly anticipated that managers would need to liquidate some of their high-quality bonds to make room for LIPA, and purchased several issues at prices that we believe were significantly discounted to the market.

Other Portfolio Considerations

Throughout the fiscal year, the Trust held a high percentage (approximately 22% overall) of defensive shorter-term investments, such as pre-refunded bonds. In an environment of falling rates, many issuers pre-refund existing, higher-coupon bonds. When an issuer pre-refunds bonds, the proceeds from a newly issued lower-yielding bond are used to buy U.S. Treasury securities. The Treasury securities are then held to pay interest and principal on the older, higher-coupon bonds on the first call date. (The call date is a date upon which an issuer may redeem a bond.) When a bond becomes a strong pre-refunding candidate, it trades off its lower yield-to-call rather than its higher yield-to-maturity. As a result, it appreciates in price due to the closer maturity date (the call date) and the increase in the underlying credit quality (through the use of the Treasury securities).

What's Ahead

Long-dated municipal bond yields are nearly equal to yields on government bond issues. This unusual relationship has occurred because of the large supply of municipal bonds available this year, and because of the "flight to quality" that has significantly increased prices on government issues. Since interest received from municipal bonds is exempt from Federal and often from state income taxes, "munis" are particularly appealing to investors in a higher tax bracket looking to hedge potential equity market volatility with allocations to fixed-income investments.

Our outlook for the balance of 1998 is for the economy to grow at an annualized rate of less than 2.5%, with inflation remaining moderate and interest rates stable to lower, depending on how aggressively the Federal Reserve eases. We remain watchful of economic developments overseas and any possible effects they might have on the U.S. market. We believe that lower expectations regarding corporate profits will be responsible for a widening of credit spreads (that is, the yield at which lower-rated credits trade versus higher-rated credits), and that this will similarly impact the municipal bond area. Thus, even with overall interest rates declining, the yields (and hence the prices) between higher-quality and lower-quality bonds may remain wide.

Thank you for including Lord Abbett Tax-Free Income Trust in your investment portfolio. We look forward to helping you attain your financial goals in the years ahead.

Fund Facts

On October 31, 1998, the portfolios in Lord Abbett Tax-Free Income Trust were invested in a wide variety of high-quality issues.

Lord Abbett's Focus on Quality

   [The following tables were depicted as pie charts in the printed material.]

                 Florida Series           Pennsylvania Series

                 AAA       74.4%          AAA            69.0%
                 AA        10.1%          AA              9.5%
                 A         13.0%          A              12.8%
                 BBB        2.5%          BBB(1)          8.7%

                 Michigan Series             Georgia Series

                 AAA       75.3%          AAA            56.6%
                 AA        15.7%          AA             29.7%
                 A          3.0%          A              11.1%
                 BBB(1)     6.0%          BBB             2.6%

All tax-free portfolios managed by Lord Abbett emphasize:

o     High quality

o     Total return potential

o     Call protection

Lord Abbett's Tax-Free Record and SEC-Required Information

                                                    Florida    Pennsylvania   Michigan       Georgia
                                                   Series(2)      Series       Series        Series
----------------------------------------------------------------------------------------------------
Date of Inception                                   9/25/91      2/3/92       12/1/92      12/27/94
Distribution Rate at Net Asset Value
  (as of 10/31/98)(3)                                4.70%        5.00%         4.86%         4.86%

----------------------------------------------------------------------------------------------------
Average Annual Rate of Total Return
at Net Asset Value (as of 10/31/98):(4)
  1 Year                                             7.30%        8.12%         7.59%         9.00%
  3 Years                                            6.16%        7.39%         7.11%         8.31%
Life of Series                                       6.79%        7.58%         7.39%         9.90%
30-Day SEC Yield (as of 10/31/98)                    4.11%        4.21%         4.57%         4.83%

----------------------------------------------------------------------------------------------------
Average Annual Rate of Total Return at the
Maximum Offering Price (as of 9/30/98):
  1 Year                                             3.10%        3.90%         3.60%         5.20%
  5 Years                                            3.78%        4.68%         4.70%           --
Life of Series                                       6.18%        6.94%         6.70%         8.89%

The results quoted above represent past performance for Class A shares, which is no indication of future results. The investment return and principal value of a Series' investment will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. The respective SEC-required uniformly computed average annual rates of total return are at the Class A share maximum sales charge of 4.75%.

(1) Includes holdings that are not rated by an independent ratings service but are, in Lord Abbett's opinion, of comparable quality.
(2) Data shown represents Class A share performance. For Florida Series Class C share performance, please see the Series' Financial Highlights table on page 10. For a full discussion of the differences in pricing alternatives, please call Lord Abbett Distributor LLC at 800-874-3733 and ask for the Trust's current prospectus.
(3) Dividend Distribution Rate at Net Asset Value: The dividend distribution rate is calculated by dividing the dividends of a class derived by net investment income during a stated period by the net asset value on the last day of the period.
(4) Total return is the percent change in value with dividends and capital gains reinvested. In the event a portfolio invests in private activity bonds, the interest income derived therefrom may increase the Alternative Minimum Tax liability only for shareholders subject to that tax. In the event a portfolio does not invest entirely in municipal bonds, federal, state and local taxes (if any) may be applicable to that portion of interest income derived from taxable sources.

A Note About Year 2000 Matters

As you probably know, the Trust depends on the proper functioning of computer systems for most, if not all, aspects of its operations. Many computer systems now in use cannot distinguish between the year 2000 (Y2K) and the year 1900, an inability that could disrupt the services provided to the Trust.

Lord Abbett, Lord Abbett Distributor LLC, the Trust's transfer agent, the Trust's custodian and other providers of services critical to the Trust all have advised the Trust that they have been actively working on changes to their computer systems to prepare for the Year 2000 and expect that their systems, and those of their external service providers, will be adapted in time. Although the Y2K issue is unprecedented and the process of Y2K preparedness evaluation and systems remediation is an ongoing one, we presently believe that there will be no material effect on the Trust and its financial statements.

Important Information

As of 10/31/98, no Series of the Trust had more than 15% of its net assets invested in residual interest bonds ("RIBS"), although each portfolio may invest up to 20% of its net assets in such securities. A RIB, sometimes referred to as an inverse floater, is a debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the residual interest paid on the RIB, with the result that when interest rates rise, RIBS make lower interest payments and their values fall faster than fixed-rate bonds. But when interest rates fall, not only do RIBS make higher interest payments, their values also rise faster than fixed-rate bonds. If used as sales material after 12/31/98, this report must be accompanied by Lord Abbett's Performance Quarterly for the most recently completed calendar quarter.

Statements of Net Assets

FLORIDA SERIES October 31, 1998

                                                                                         Rating*: S&P      Principal
                               Investments                                                 or Moody's         Amount          Value
===================================================================================================================================
Pre-refunded 18.18%            Alachua Co FL Health Facs Auth Rev/Santa Fe Health Care
                               7.60% 11/15/2013                                                   AAA       $ 1,500M   $  1,648,125
                               Bay Co FL Hosp Sys Rev 8% 10/1/2019                                AAA           500M        615,000
                               Charlotte Co FL Util Rev FGIC+ 6 3/4% 10/1/2013                    AAA         1,100M      1,265,000
                               Dunedin FL Hosp Rev MBIA+ 6 3/4% 11/15/2021                        AAA         1,000M      1,107,500
                               Manatee Co FL Util Rev MBIA+ 6 3/4% 10/1/2013                      AAA         1,000M      1,103,750
                               Melbourne FL Wtr & Sewer Rev Ser B FGIC+ 6.40% 10/1/2022           AAA         1,700M      1,821,125
                               Orlando & Orange Co FL Expwy Auth Rev FGIC+ 6 1/2%
                               7/1/2020                                                           AAA           395M        419,688
                               Palm Beach Co FL Health Facs Auth Rev Hosp/Good Samaritan
                               MBIA+ 6.30% 10/1/2022                                              AAA         7,935M      8,956,631
                               Stuart FL Util Rev FGIC+ 6.80% 10/1/2024                           AAA         1,500M      1,696,875
                               Tampa FL Health Rev/Allegheny Health Sys/St Joseph
                               MBIA+ 6.70% 12/1/2018                                              AAA         5,000M      5,831,250
                               Total                                                                                     24,464,944
-----------------------------------------------------------------------------------------------------------------------============
General Obligation-
State 1.66%                    Florida St Bd Ed Cap Outlay Ser E 4 3/4% 6/1/2022                   AA         1,000M        962,500
                               Puerto Rico Commonwealth RIBS MBIA+ 8.134% 7/1/2008++              AAA         1,100M      1,265,000
                               Total                                                                                      2,227,500
-----------------------------------------------------------------------------------------------------------------------============
General Obligation-Local .99%  Dade Co FL AMBAC+ 7.70% 10/1/2013                                  Aaa         1,000M      1,336,250
-----------------------------------------------------------------------------------------------------------------------============
Education 2.09%                Florida St Bd Reg Univ Sys MBIA+ 4 1/2% 7/1/2019                   AAA         1,530M      1,426,725
                               Florida St Bd Reg Univ Sys MBIA+ 5 5/8% 7/1/2019                   AAA         1,300M      1,384,500
                               Total                                                                                      2,811,225
-----------------------------------------------------------------------------------------------------------------------============
Finance 4.10%                  Puerto Rico Muni Fin Agy Ser A 6 1/2% 7/1/2019                       A         4,915M      5,517,087
-----------------------------------------------------------------------------------------------------------------------============
Health and Hospital 9.07%      Charlotte Co FL Health Care Facs Rev RIBS FSA+ 8.268%
                               8/26/2027++                                                        AAA         7,500M      8,596,875
                               Lee Co FL Hosp Bd Hosp Rev Ser A MBIA+ 5 3/4% 4/1/2022             AAA         3,300M      3,601,125
                               Total                                                                                     12,198,000
-----------------------------------------------------------------------------------------------------------------------============
Housing 2.94%                  Dade Co FL Hsg Fin Auth Sing Fam Mtge Rev
                               GNMA+ AMT+++ 6.70% 4/1/2028                                        AAA         1,000M      1,075,000


Statements of Net Assets

FLORIDA SERIES October 31, 1998

                                                                                         Rating*: S&P      Principal
                               Investments                                                 or Moody's         Amount          Value
===================================================================================================================================
                               Dade Co FL Hsg Fin Auth Sing Fam Mtge Rev Ser E FNMA+
                               7% 3/1/2024                                                        Aaa       $   40M    $     42,150
                               Miami-Dade Mtg-Vil-FL AMT+++ 5.45% 10/1/2038                         A        1,250M       1,243,750
                               Orange Co FL Hsg Fin Auth Sing Fam Mtge Rev Ser A
                               GNMA+ AMT+++ 5.90% 9/1/2019                                        AAA          435M         458,381
                               Orange Hfa-A1-Cabs-FL GNMA+ AMT+++ Zero Coupon 3/1/2028            Aaa        1,000M         203,750
                               Palm Beach Co FL Hsg Fin Auth Sing Fam Mtge Rev Ser A
                               GNMA+ AMT+++ 6.55% 4/1/2027                                        Aaa          870M         935,250
                               Total                                                                                      3,958,281
-----------------------------------------------------------------------------------------------------------------------============
Industrial Revenue
Bonds 4.21%                    Hillsborough Co FL Ind Dev Auth Rev Tampa Elec Prjt 8%
                               5/1/2022                                                           Aa        2,000M       2,310,000
                               Puerto Rico Tel Auth Rev RIBS MBIA+ 7.083% 1/25/2007++             AAA        3,000M       3,356,250
                               Total                                                                                      5,666,250
-----------------------------------------------------------------------------------------------------------------------============
Miscellaneous 11.67%           Brevard Co FL Sales Tax Rev MBIA+ 7% 12/1/2018                     AAA        1,000M       1,103,750
                               Broward Co FL Professional Sports Facs Tax Rev MBIA+
                               5 3/4% 9/1/2021                                                    AAA        2,000M       2,162,500
                               Dade Co FL Spl Oblig Ser B AMBAC+ 5% 10/1/2035                     AAA        4,140M       4,062,375
                               Florida State Brd Ed Admin AMT+++ 4 1/2% 6/1/2022                  AAA        2,000M       1,860,000
                               Jacksonville FL Sales Tax Rev River City Renaissance Prjt
                               FGIC+ 5 3/8% 10/1/2018                                             AAA        2,685M       2,758,838
                               Miramar Wtr Impt-FL FGIC+ 5% 10/1/2019                             AAA          500M         498,125
                               Orange Co FL Sales Tx Rev FGIC+ 5.10% 1/1/2023                     AAA        2,000M       2,005,000
                               Orange Co Tourist Rev AMBAC+ 6% 10/1/2016                          AAA          710M         733,075
                               Tampa FL Sports Auth Rev Gtd Pkg/Tampa Bay Arena Prjt
                               MBIA+ 6% 10/1/2015                                                 AAA          450M         517,500
                               Total                                                                                     15,701,163
-----------------------------------------------------------------------------------------------------------------------============
Pollution Control
Revenue 5.52%                  Citrus Co FL Poll Ctrl Rev/FL Pwr Crystal Rivers MBIA+
                               6 5/8% 1/1/2027                                                    AAA        6,780M       7,424,100
-----------------------------------------------------------------------------------------------------------------------============
Power 9.64%                    Escambia Co FL Util Auth Sys Rev Ser D FGIC+ 5% 1/1/2011           AAA        1,000M       1,061,250
                               Florida St Muni Pwr Agency Rev AMBAC+ 4 1/2% 10/1/2027             AAA        1,680M       1,539,300
                               Jacksonville FL Elec Auth Rev RIBS 7.108% 10/1/2037++               AA        5,000M       5,337,500
                               Okeechobee FL Util Auth Sys Rev Acquisition & Imp MBIA+
                               5.60% 10/1/2025                                                    AAA          825M         870,375
                               Royal Palm Bch FL Util MBIA+ 4 1/2% 10/1/2022                      Aaa        1,000M         931,250
                               St Petersburg FL Util 5.60% 10/1/2015                               Aa          500M         530,000
                               Tallahassee Fl Energy Sys Rev 4 3/4% 10/1/2026                      Aa        1,000M         961,250
                               W Palm Beach Util Ref FL MBIA+ 5% 10/1/2027                        AAA        1,750M       1,745,625
                               Total                                                                                     12,976,550
-----------------------------------------------------------------------------------------------------------------------============
Transportation 18.59%          Dade Co FL Aviation Rev Ser A MBIA+ AMT+++ 5 3/4%
                               10/1/2018                                                          AAA        1,825M       1,968,719
                               Florida St Dept Trans Alligator Alley Rev FGIC+ 5 1/8%
                               7/1/2022                                                           AAA        2,165M       2,186,650
                               Florida St-Jacksonville Trans 5% 7/1/2027                           AA        3,000M       2,962,500
                               Hillsborough Co FL Aviation Auth Rev Ser B AMBAC+ 5 1/8%
                               10/1/2017                                                          AAA        1,675M       1,702,218
                               Ocoee Rev-Ref/Impt-Tr-FL MBIA+ 4 1/2% 10/1/2028                    AAA        1,500M       1,380,000
                               Palm Beach Co FL Arpt Sys Rev MBIA+ 7 3/4% 10/1/2010               AAA        1,290M       1,448,025
                               Puerto Rico Commonwealth Hwy & Trans Rev Ser A 4 3/4%
                               7/1/2038                                                             A        5,000M       4,762,500
                               Santa Rosa Bay Brdg Auth FL Zero Coupon 7/1/2015                   BBB        3,140M       1,342,350
                               Santa Rosa Bay Brdg Auth FL Zero Coupon 7/1/2022                   BBB        3,000M         843,750
                               Santa Rosa Bay Brdg Auth FL 6 1/4% 7/1/2028                        BBB        1,000M       1,113,750
                               Santa Rosa Bay Brdg Auth FL 6 1/4% 7/1/2028                          A        4,700M       5,305,125
                               Total                                                                                     25,015,587
-----------------------------------------------------------------------------------------------------------------------============
Water and Sewer 7.57%          Broward Co FL Wtr & Sewer Util Rev FGIC+ 6% 10/1/2020              AAA        2,500M       2,621,875
                               Cocoa FL Wtr & Sewer Rev Ser 1997 FGIC+ 5 7/8% 10/1/2022           AAA        1,340M       1,492,425
                               Englewood Wtr Dist Rf FL 4 3/4% 10/1/2023                          AAA        2,000M       1,930,000
                               Indian River Co FL Wtr & Sewer Rev FGIC+ 5 1/2% 9/1/2016           AAA          475M         501,719
                               Panama City FL Wtr & Sewer Rev MBIA+ 5 5/8% 10/1/2016              AAA        1,000M       1,065,000
                               Sarasota Co Fl Util Sys Rev FGIC+ 4 1/2% 10/1/2016                 AAA        1,000M         952,500
                               Winter Haven Util Ref FL MBIA+ 4 3/4% 10/1/2028                    AAA        1,700M       1,629,875
                               Total                                                                                     10,193,394
-----------------------------------------------------------------------------------------------------------------------============
                               Total Municipal Bonds 96.23% (Cost $121,790,039)                                         129,490,331
-----------------------------------------------------------------------------------------------------------------------============

Statements of Net Assets

FLORIDA SERIES October 31, 1998


                               Investments
===================================================================================================================================
Other Assets, Less Liabilities 3.77%
===================================================================================================================================
Cash                                                                                                                   $  5,194,030
===================================================================================================================================
Receivable for:                Securities sold                                                                            3,820,666
                               Interest                                                                                   1,379,190
                               Capital stock sold                                                                           193,672
                               Total Other Assets                                                                        10,587,558
-----------------------------------------------------------------------------------------------------------------------============
Payable for:                   Securities purchased                                                                       4,765,039
                               Distributions                                                                                416,729
                               Accrued payables                                                                             259,454
                               Capital stock reacquired                                                                      69,936
                               Total Other Liabilities                                                                    5,511,158
                               ----------------------------------------------------------------------------------------============
                               Total Other Assets, Less Liabilities                                                       5,076,400
===================================================================================================================================
Net Assets 100.00%                                                                                                     $134,566,731
===================================================================================================================================

                               Class A Shares-Net asset value ($127,291,871 / 25,550,865 shares outstanding)                  $4.98
                               Maximum offering price (Class A)                                                               $5.23
                               Class C Shares-Net asset value ($7,274,860 / 1,459,525 shares outstanding)                     $4.98

                        *     Ratings have not been audited by Deloitte & Touche
                              LLP.
                        + Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
                        ++    The interest rate is subject to change
                              periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at October 31, 1998.
                        +++ Income from these investments may be subject to the Alternative Minimum Tax (AMT).
                              See Notes to Financial Statements.

Statements of Net Assets

PENNSYLVANIA SERIES October 31, 1998

                                                                                        Rating*: S&P      Principal
                               Investments                                                or Moody's         Amount           Value
===================================================================================================================================
Pre-refunded 22.16%            Bethlehem PA Area Sch Dist MBIA+ 6% 3/1/2016                      AAA        $1,000M    $  1,122,500
                               Northeastern PA Hosp & Ed/Luzerne Co Comm Coll
                               AMBAC+ 6 5/8% 8/15/2015                                           AAA         2,000M       2,290,000
                               Pennsylvania Conv Ctr Auth Ser A FGIC+ 6.70% 9/1/2016             AAA           855M       1,046,306
                               Pennsylvania Intergovernmental Coop Auth FGIC+ 6 3/4%
                               6/15/2021                                                         AAA         2,000M       2,322,500
                               Philadelphia PA Gas Wks Rev ETM Ser B MBIA+ 7% 5/15/2020          AAA         2,220M       2,747,250
                               Puerto Rico Commonwealth 6.45% 7/1/2017                           AAA         1,900M       2,170,750
                               Puerto Rico Commonwealth MBIA+ 6.45% 7/1/2017                     AAA           700M         799,750
                               Puerto Rico Commonwealth 7.70% 7/1/2020                           AAA         2,025M       2,202,187
                               Puerto Rico Commonwealth 6 1/2% 7/1/2023                          AAA         1,000M       1,145,000
                               Puerto Rico Elec Pwr Auth RIBS FSA+ 9.473% 7/1/2018++             AAA         1,500M       1,910,625
                               Puerto Rico Elec Pwr Auth RIBS FSA+ 8.179% 7/1/2023++             AAA         3,000M       3,528,750
                               Puerto Rico Elec Pwr Auth Ser N 7 1/8% 7/1/2014                   AAA           365M         380,212
                               Puerto Rico Elec Pwr Auth Ser X 6 1/8% 7/1/2021                   AAA           500M         570,625
                               Scranton-Lackawanna PA Health & Welfare Auth/Univ Scran
                               Prjt AMBAC+ 6.80% 11/1/2014                                       AAA           500M         565,000
                               Total                                                                                     22,801,455
-----------------------------------------------------------------------------------------------------------------------============
General Obligation-
State 4.38%                    Lycoming Co PA MBIA+ 5.80% 11/15/2022                             AAA         3,050M       3,438,875
                               Puerto Rico Commonwealth 6% 7/1/2014                                A         1,000M       1,066,250
                               Total                                                                                      4,505,125
-----------------------------------------------------------------------------------------------------------------------============
General Obligation-
Local 11.94%                   Bradford PA Area Sch Dist FGIC+ 4 7/8% 10/1/2019                  AAA         1,765M       1,742,938
                               Burrell PA Sch Dist FGIC+ 5.65% 11/15/2016                        AAA         1,500M       1,591,875
                               Cambria Co PA FGIC+ 5 1/2% 8/15/2016                              AAA           500M         531,875

Statements of Net Assets

PENNSYLVANIA SERIES October 31, 1998

                                                                                        Rating*: S&P      Principal
                               Investments                                                or Moody's         Amount           Value
===================================================================================================================================
                               Interboro Sch Dist Del Co MBIA+ 5 3/8% 8/15/2025                  AAA        $1,000M    $  1,023,750
                               Lancaster-Ser A-PA FGIC+ 4 1/2% 5/1/2028                          AAA         2,000M       1,837,500
                               Pennsylvania Hsg Fin Agy AMT+++ 5.80% 10/1/2029                    AA         2,250M       2,320,312
                               Punxsutawney PA Area Sch Dist FGIC+ 4 3/4% 4/15/2020              AAA         1,270M       1,231,900
                               West Mifflin PA Area Sch Dist FGIC+ 4 7/8% 2/15/2023              AAA         1,000M         978,750
                               Wilkes Barre PA Area Sch Dist FGIC+ 5 1/4% 4/1/2016               AAA         1,000M       1,025,000
                               Total                                                                                     12,283,900
-----------------------------------------------------------------------------------------------------------------------============
Education 7.44%                Allegheny Co PA Higher Ed Bl 6% 5/1/2028                            A         1,000M       1,138,750
                               Delaware Co PA Auth Villanova Univ AMBAC+ 5.80% 8/1/2025          AAA         1,600M       1,724,000
                               New Wilmington Clg-Ac PA 5.35% 3/1/2028                             A         1,000M       1,015,000
                               Pennsylvania St Higher Ed MBIA+ 6 5/8% 8/15/2009                  AAA           325M         359,938
                               Pennsylvania St Higher Ed RIBS AMBAC+ AMT+++ 8.513%
                               3/1/2022++                                                        AAA         3,000M       3,416,250
                               Total                                                                                      7,653,938
-----------------------------------------------------------------------------------------------------------------------============
Finance 1.92%                  Delaware Valley PA Reg Fin Auth Loc Govt Rev Ser C
                               AMBAC+ 7 3/4% 7/1/2027                                            AAA         1,000M       1,416,250
                               Pennsylvania St Higher Ed 6 5/8% 8/15/2009                        AAA           500M         558,125
                               Total                                                                                      1,974,375
-----------------------------------------------------------------------------------------------------------------------============
Health and Hospital 13.35%     Chester Co PA Health & Ed Fac Auth Sys Rev/Mainline
                               Health RIBS AMBAC+ 7.47% 5/15/2020++                              AAA         2,600M       2,798,250
                               Delaware Co PA Auth Hosp Rev 5 3/8% 12/1/2018                       A         1,000M       1,021,250
                               Delaware Co PA Auth Hosp Rev 5.30% 12/1/2027                        A         1,000M       1,008,750
                               Lehigh Co PA Gen Purp Auth R MBIA+ 5% 7/1/2028                    Aaa         1,000M         980,000
                               Montgomery Co PA Higher Ed/Holy Redeemer Health
                               AMBAC+ 5 1/4% 10/1/2017                                           AAA         1,000M       1,021,250
                               Pennsylvania St Ind Dev Auth 5 1/8% 6/1/2018                        A         1,000M         992,500
                               Philadelphia PA Hosp & Higher Ed 6 1/2% 7/1/2027                  BBB           680M         701,250
                               Pottsville Hosp 5 5/8% 7/1/2024                                     A           500M         515,625
                               Puerto Rico Ind Tourist Ed Med & Environmental Ctrl
                               Fac Gr A MBIA+ 6 1/4% 7/1/2024                                    AAA           850M         947,750
                               Sayre PA Health Care Fac/Tioga Nursing AMBAC+ 7 1/4%
                               10/1/2018                                                         AAA         1,500M       1,576,500
                               Scranton-Lackawanna PA Health & Welfare Auth Rev 6.20%
                               7/1/2017                                                          BBB         1,055M       1,122,256
                               West Shore PA Area Hosp Auth MBIA+ 5.70% 1/1/2022                 AAA         1,000M       1,055,000
                               Total                                                                                     13,740,381
-----------------------------------------------------------------------------------------------------------------------============
Housing 5.04%                  Pennsylvania Hsg Fin Agy Sing Fam Mtge Ser 41B AMT+++
                               6.65% 4/1/2025                                                     AA         1,000M       1,070,000
                               Pennsylvania Hsg Fin Agy Sing Fam Mtge Ser 42 AMT+++
                               6.85% 4/1/2025                                                     AA         2,000M       2,167,500
                               Pennsylvania Hsg Fin Agy Sing Fam Mtge Ser 43 AMT+++
                               7.40% 10/1/2014                                                    AA         1,000M       1,098,750
                               Puerto Rico Pub Bldg Auth Ser J 6 1/2% 7/1/2003                     A           770M         845,075
                               Total                                                                                      5,181,325
-----------------------------------------------------------------------------------------------------------------------============
Industrial Revenue Bonds
9.74%                          Allegheny Co PA Ind Dev Auth/USX Corp 6.10% 7/15/2020             Baa         1,000M       1,060,000
                               Beaver Co PA Ind Dev Auth/Ohio Edison FGIC+ 7 3/4%
                               9/1/2024                                                          AAA         1,950M       2,056,061
                               Beaver Ida-A-Shipping PA AMBAC+ AMT+++ 5 3/8% 6/1/2028            AAA         1,000M       1,018,750
                               Bradford Co PA Ind Dev Auth/Int'l Paper AMT+++ 6.60%
                               3/1/2019                                                            A         1,250M       1,381,250
                               Bucks Co PA Ind Dev Auth Environmental 5.60% 3/1/2033             BBB         1,000M       1,016,250
                               Philadelphia PA Auth For Indl MBIA+ 5% 6/1/2015                   Aaa           500M         505,000
                               Puerto Rico Ind Med & Environmental Ctrl/Motorola
                               6 3/4% 1/1/2014***                                                 AA         1,500M       1,648,125
                               Puerto Rico Ind Med & Environmental Ctrl/Upjohn 7 1/2%
                               12/1/2023                                                          AA         1,300M       1,342,796
                               Total                                                                                     10,028,232
-----------------------------------------------------------------------------------------------------------------------============
Miscellaneous 5.77%            Delaware VY PA Regl Fin Loc AMBAC+ 5 1/2% 8/1/2028                AAA         5,500M       5,940,000
-----------------------------------------------------------------------------------------------------------------------============
Power 7.01%                    Pennsylvania Economic Dev Res Recov Northhampton 6.60%
                               1/1/2019                                                          BBB**       1,500M       1,595,625
                               Puerto Rico Elec Pwr Auth 5% 7/1/2028                             BBB           500M         490,625
                               Puerto Rico Elec Pwr Auth Ser EE 4 3/4% 7/1/2024                  BBB         2,500M       2,384,375
                               Puerto Rico Elec Pwr Auth Ser X 6% 7/1/2015                       AAA         1,000M       1,081,250
                               York Co PA Ind Dev Auth Poll Ctrl Rev MBIA+ 6.45% 10/1/2019       AAA         1,475M       1,664,906
                               Total                                                                                      7,216,781
-----------------------------------------------------------------------------------------------------------------------============

Statements of Net Assets

PENNSYLVANIA SERIES October 31, 1998

                                                                                        Rating*: S&P      Principal
                               Investments                                                or Moody's         Amount           Value
===================================================================================================================================
Transportation 5.84%           Delaware River Port Auth PA MBIA+ 4 3/4% 1/1/2017                 AAA        $  800M    $    781,000
                               Pennsylvania St Tnpk Comm MBIA+ 5 1/2% 12/1/2017                  AAA         1,000M       1,027,500
                               Puerto Rico Commonwealth Hwy 6 5/8% 7/1/2012                        A         2,615M       2,869,963
                               Puerto Rico Commonwealth Hwy 5% 7/1/2038                            A           250M         244,063
                               Puerto Rico Port Auth Rev Ser D FGIC+ AMT+++ 7% 7/1/2014          AAA         1,000M       1,091,250
                               Total                                                                                      6,013,776
-----------------------------------------------------------------------------------------------------------------------============
Water and Sewer 4.21%          Erie Wtr-PA FGIC+ 5% 12/1/2015                                    AAA         1,000M       1,010,000
                               North Penn PA Wtr Auth FGIC+ 7% 11/1/2024                         AAA         1,150M       1,344,063
                               W Mifflin San Swr-PA MBIA+ 5% 8/1/2028                            AAA         2,000M       1,982,500
                               Total                                                                                      4,336,563
                               ----------------------------------------------------------------------------------------============
                               Total Municipal Bonds 98.80% (Cost $95,566,352)                                          101,675,851
===================================================================================================================================
Other Assets, Less Liabilities 1.20%
===================================================================================================================================
Cash and Receivables, Net of Liabilities                                                                                  1,230,713
===================================================================================================================================
Net Assets 100.00%                                                                                                     $102,906,564
===================================================================================================================================

                               Net asset value ($102,906,564 / 19,492,934 shares outstanding)                                 $5.28
                               Maximum offering price                                                                         $5.54

                        *     Ratings have not been audited by Deloitte & Touche
                              LLP.
                        **    This security has not been rated by an independent
                              ratings service but is, in Lord Abbett's opinion,
                              of comparable quality.
                        ***   Restricted security under Rule 144A.
                        +     Insured or guaranteed by the indicated municipal
                              bond insurance corporation or Federal agency.
                        ++    The interest rate is subject to change
                              periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at October 31, 1998.
                        +++   Income from these investments may be subject to
                              the Alternative Minimum Tax (AMT).
                              See Notes to Financial Statements.

Statements of Net Assets

MICHIGAN SERIES October 31, 1998

                                                                                        Rating*: S&P      Principal
                               Investments                                                or Moody's         Amount           Value
===================================================================================================================================
Pre-refunded 20.67%            Farmington Hills MI Hosp/Botsford Gen Hosp Ser A MBIA+
                               6 1/2% 2/15/2011                                                  AAA        $1,000M    $  1,105,000
                               Grand Rapids MI Water Supply Sys Rev FGIC+ 7% 1/1/2012            AAA           500M         530,000
                               Huron Valley MI Sch Dist FGIC+ 5 3/4% 5/1/2022                    AAA           250M         280,313
                               Kent Hosp Fin Auth MI/Butterworth Health Ser A MBIA+
                               5 5/8% 1/15/2026                                                  AAA           800M         893,000
                               Lake Orion MI Comm Sch Dist AMBAC+ 7% 5/1/2020                    AAA         1,050M       1,242,938
                               Lincoln Pk MI Sch Dist FGIC+ 5.90% 5/1/2026                       AAA           500M         565,000
                               Michigan St Hosp Fin Auth Rev 7 1/2% 2/15/2018                    AAA         1,650M       1,821,187
                               Puerto Rico Commonwealth 6.45% 7/1/2017                           AAA         1,500M       1,713,750
                               Puerto Rico Elec Pwr Auth RIBS FSA+ 9.473% 7/1/2018++             AAA           500M         636,875
                               Riverview MI Comm Sch Dist FGIC+ 6.55% 5/1/2014                   AAA           500M         553,750
                               Romulus MI Comm Sch Ser II FGIC+ 6.40% 5/1/2017                   AAA           500M         553,750
                               Royal Oak MI Hosp Fin Auth Hosp Rev William Beaumont Ser D
                               6 3/4% 1/1/2020                                                   AAA           500M         542,500
                               Tri Co MI Area Sch Dist MBIA+ 6 7/8% 5/1/2016                     AAA           500M         546,250
                               Total                                                                                     10,984,313
-----------------------------------------------------------------------------------------------------------------------============
General Obligation-State .90%  Chippewa Valley MI Schs AMBAC+ 4 3/4% 5/1/2023                    AAA           500M         480,625
-----------------------------------------------------------------------------------------------------------------------============
General
Obligation-Local 15.00%        Alpena MI Pub Sch MBIA+ 5 5/8% 5/1/2022                           AAA           500M         526,250
                               Belding MI Area Sch AMBAC+ 5% 5/1/2026                            AAA           500M         494,375
                               Chelsea Sd Ref MI FGIC+ 5% 5/1/2025                               AAA         2,000M       1,977,500
                               Hastings MI Sch Dist FGIC+ 5 5/8% 5/1/2018                        AAA         1,000M       1,052,500
                               Lakeview MI Comm Sch FGIC+ 5.60% 5/1/2022                         AAA           500M         525,000
                               Plymouth-Canton MI Comm Sch Dist Ser C 6 1/2% 5/1/2016             AA         1,000M       1,092,500
                               Saline MI Area Sch FGIC+ 5 1/2% 5/1/2015                          AAA           750M         782,812

Statements of Net Assets

MICHIGAN SERIES October 31, 1998

                                                                                        Rating*: S&P      Principal
                               Investments                                                or Moody's         Amount           Value
===================================================================================================================================
                               South Lyon Comm Sch MI 4 3/4% 5/1/2023                            AAA        $  500M    $    480,625
                               South Redford MI Sch Dist FGIC+ 5 1/2% 5/1/2022                   AAA           500M         520,000
                               Wayne County MI Bldg Auth MBIA+ 5 1/4% 6/1/2016                   AAA           500M         516,875
                               Total                                                                                      7,968,437
-----------------------------------------------------------------------------------------------------------------------============
Education 8.16%                Central MI Univ Rev FGIC+ 5% 10/1/2023                            AAA         1,500M       1,481,250
                               Central MI Univ Rev FGIC+ 5% 10/1/2027                            AAA           840M         819,000
                               Lincoln MI Cons Sch Dist FSA+ 5% 5/1/2028                         AAA         1,000M         977,360
                               Michigan Higher Ed Student Loan Auth Rev AMBAC+ 5 3/4%
                               6/1/2013                                                          AAA           250M         260,312
                               Oakland Co MI Economic Dev Corp 5% 11/1/2017                       Aa           500M         500,000
                               Puerto Rico Ind Tourist Ed Med & Environmental Ctrl
                               American Univ MBIA+ 5% 10/1/2022                                  AAA            40M          40,050
                               Saginaw Vy St Univ MI Rev AMBAC+ 5.30% 7/1/2028                   AAA           250M         256,250
                               Total                                                                                      4,334,222
-----------------------------------------------------------------------------------------------------------------------============
Health and Hospital 13.71%     Flint MI Hosp Bldg Auth Rev 5 3/8% 7/1/2020                       Baa           500M         500,000
                               Kalamazoo MI Hosp Fin Auth/Borgess Hosp RIBS 6.668%
                               6/1/2011++                                                        AAA         4,000M       4,315,000
                               Michigan St Hosp Fin Auth Rev MBIA+ 5% 2/15/2022                  Aaa           500M         491,875
                               Michigan St Hosp Fin Auth Rev AMBAC+ 5 5/8% 1/1/2028              AAA           250M         265,313
                               Puerto Rico Ind Tourist Ed Med & Environmental Ctrl Facs
                               6.70% 5/1/2024                                                    BBB         1,575M       1,712,813
                               Total                                                                                      7,285,001
-----------------------------------------------------------------------------------------------------------------------============
Housing 6.79%                  Michigan St Hsg Dev Auth Sing Fam Mtge Rev Ser A
                               AMBAC+ AMT+++ 6.05% 12/1/2027                                     AAA         1,000M       1,057,500
                               Michigan St Hsg Dev Auth Sing Fam Mtge Rev Ser B 6.95%
                               12/1/2020                                                          AA           860M         909,450
                               Michigan St Hsg Dev Auth Sing Fam Mtge Rev Ser B
                               AMT+++ 7.05% 6/1/2026                                              AA            55M          56,993
                               Michigan St Hsg Dev Auth Sing Fam Mtge Rev Ser D 5.95%
                               12/1/2016                                                          AA           500M         530,000
                               Michigan St Hsg Dev Auth Sing Fam Mtge Rev Ser E
                               AMT+++ 6.20% 12/1/2027                                             AA         1,000M       1,055,000
                               Total                                                                                      3,608,943
-----------------------------------------------------------------------------------------------------------------------============
Industrial Revenue
Bonds 14.57%                   Kalamazoo MI Hosp Fin Auth/Bronson Methodist Hosp MBIA+
                               5 1/4% 5/15/2018                                                  Aaa         1,000M       1,026,250
                               Kalamazoo MI Hosp Fin Auth/Bronson Methodist Hosp
                               5 1/2% 5/15/2028                                                  Aaa         1,500M       1,563,750
                               Michigan St Strategic Fd Ltd AMT+++ 6 5/8% 12/1/2012               AA         1,000M       1,088,750
                               Michigan St Strategic Fd Ltd MBIA+ AMT+++ 5.55%
                               9/1/2029***                                                       AAA         2,000M       2,035,000
                               Puerto Rico Ind Med & Environmental/Poll Ctrl Facs
                               7.60% 5/1/2014                                                     Aa         1,000M       1,048,180
                               Puerto Rico Tel Auth Rev RIBS MBIA+ 7.27% 1/16/2015++             AAA           900M         979,875
                               Total                                                                                      7,741,805
-----------------------------------------------------------------------------------------------------------------------============
Miscellaneous 8.97%            Detroit MI Loc Dev Fin Auth MBIA+ 4 3/4% 7/1/2018                 AAA         1,000M         957,500
                               Detroit MI Loc Dev Fin Auth MBIA+ 4 3/4% 7/1/2025                 AAA         1,100M       1,040,875
                               Michigan Muni Bd Auth Rev AMBAC+ 6 3/4% 11/1/2014                 AAA         1,500M       1,713,750
                               Michigan Muni Bd Auth Rev 5 5/8% 10/1/2019                         AA         1,000M       1,057,500
                               Total                                                                                      4,769,625
-----------------------------------------------------------------------------------------------------------------------============
Power 7.27%                    Michigan St Strategic Fd Ltd Oblig Rev MBIA+ 7%
                               7/15/2008                                                         AAA           500M         609,375
                               Michigan St Strategic Fd Ltd Oblig Rev AMBAC+ 7%
                               5/1/2021                                                          AAA           500M         646,875
                               Michigan St Strategic Fd Solid Waste Disp Rev/Rfdg
                               Genesee Pwr Station Prjt AMT+++ 7 1/2% 1/1/2021                   BBB**         500M         540,625
                               Puerto Rico Elec Pwr Auth MBIA+ 5 1/2% 7/1/2016                   AAA         1,500M       1,588,125
                               Puerto Rico Elec Pwr Auth Ser EE 4 3/4% 7/1/2024                  BBB           500M         476,875
                               Total                                                                                      3,861,875
-----------------------------------------------------------------------------------------------------------------------============
Transportation 5.15%           Puerto Rico Commonwealth Hwy Trans Auth 6 5/8% 7/1/2012             A         1,500M       1,646,250
                               Wayne Charter Co MI Arpt Rev MBIA+ AMT+++ 6 3/4%
                               12/1/2021                                                         AAA         1,000M       1,091,250
                               Total                                                                                      2,737,500
-----------------------------------------------------------------------------------------------------------------------============
Water and Sewer 2.08%          Michigan Muni Bd Auth Rev Drinking Wtr Revolving Ed
                               4 3/4% 10/1/2018                                                   AA         1,140M       1,104,375
-----------------------------------------------------------------------------------------------------------------------============
                               Total Municipal Bonds 103.27% (Cost $52,062,144)                                          54,876,721
-----------------------------------------------------------------------------------------------------------------------============

Statements of Net Assets

MICHIGAN SERIES October 31, 1998

===================================================================================================================================
Other Assets, Less Liabilities (3.27)%
===================================================================================================================================
Cash and Receivables, Net of Liabilities                                                                               $ (1,738,196)
===================================================================================================================================
Net Assets 100.00%                                                                                                     $ 53,138,525
===================================================================================================================================

                               Net asset value ($53,138,525 / 10,257,583 shares outstanding)                                  $5.18
                               Maximum offering price                                                                         $5.44

                        *     Ratings have not been audited by Deloitte & Touche
                              LLP.
                        **    This security has not been rated by an independent
                              ratings service but is, in Lord Abbett's opinion,
                              of comparable quality.
                        ***   When-issued security.
                        +     Insured or guaranteed by the indicated municipal
                              bond insurance corporation or Federal agency.
                        ++    The interest rate is subject to change
                              periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at October 31, 1998.
                        +++   Income from these investments may be subject to
                              the Alternative Minimum Tax (AMT).
                              See Notes to Financial Statements.

Statements of Net Assets

GEORGIA SERIES October 31, 1998

                                                                                        Rating*: S&P      Principal
                               Investments                                                or Moody's         Amount           Value
===================================================================================================================================
Pre-refunded 20.01%            Albany GA Sewer Sys Rev MBIA+ 6 5/8% 7/1/2017                     AAA        $  100M    $    111,625
                               Chatham Co GA Sch Dist MBIA+ 6 3/4% 8/1/2020                      AAA         1,035M       1,186,369
                               Metropolitan Atlanta Rapid Trans Auth GA Sales Tax
                               Rev Ser O 6.55% 7/1/2020                                          AAA         1,000M       1,091,250
                               Puerto Rico Elec Pwr Auth RIBS FSA+ 9.473% 7/1/2018++             AAA         1,000M       1,273,750
                               Savannah GA Economic Dev Auth Rev Sub C Southern Care
                               Zero Coupon 12/1/2021                                             AAA         1,000M         291,250
                               Total                                                                                      3,954,244
-----------------------------------------------------------------------------------------------------------------------============
General Obligation-State
3.52%                          Georgia St Ser C 6 1/4% 8/1/2013                                  Aaa           350M         415,625
                               Puerto Rico Commonwealth RIBS FSA+ 8.232% 7/1/2020++              AAA           250M         280,000
                               Total                                                                                        695,625
-----------------------------------------------------------------------------------------------------------------------============
General Obligation-
Local 27.11%                   Atlanta GA Ser A 6 1/8% 12/1/2023                                  AA           750M         830,625
                               Atlanta GA Ser A 6.10% 12/1/2019                                   AA           500M         553,750
                               Bibb County GA 5 1/4% 8/1/2027                                     AA           500M         503,125
                               Columbia Co GA Courthouse/Detention Ctr 5 5/8% 2/1/2020             A         1,000M       1,047,500
                               De Kalb Co GA 6% 1/1/2020                                          AA           250M         267,813
                               Fayette Co GA Sch Dist 6 1/8% 3/1/2015                             Aa           500M         552,500
                               Fulton Co GA Sch Dist 5 1/2% 1/1/2021                              AA         1,000M       1,086,250
                               Houston Co GA Sch Dist MBIA+ 5 1/2% 3/1/2016                      AAA           500M         516,875
                               Total                                                                                      5,358,438
-----------------------------------------------------------------------------------------------------------------------============
Health and Hospital 3.80%      Cobb Co GA Kennestone Cap Apprec Hosp Auth Rev Ctfs
                               Ser 86A MBIA+ Zero Coupon 8/1/2015                                AAA           495M         194,288
                               Glynn-Brunswick Mem Hosp Auth GA Rev Antic Ctfs Southeast
                               GA Hlth MBIA+ 6% 8/1/2016                                         AAA           500M         556,875
                               Total                                                                                        751,163
-----------------------------------------------------------------------------------------------------------------------============
Housing 5.05%                  De Kalb Co Hsg Auth Multi Fam Hsg Rev The Lakes at Indian
                               Creek FSA+ AMT+++ 7.15% 1/1/2025                                  AAA           500M         556,250
                               Georgia St Hsg & Fin Auth Rev Sing Fam Mtge A Sub Ser A-2
                               FHA+ AMT+++ 6.45% 12/1/2027                                       AAA           210M         226,275
                               Georgia St Hsg & Fin Auth Rev Sing Fam Mtge Sub Ser A-2
                               FHA+ AMT+++ 6.40% 12/1/2015                                       AAA           200M         214,750
                               Total                                                                                        997,275
-----------------------------------------------------------------------------------------------------------------------============
Industrial Revenue Bonds
3.92%                          Puerto Rico Ind Med & Environmental Poll F/R Ctrl Facs Fin
                               Auth Rev 7 1/2% 12/1/2023                                          AA           750M         774,690
                               ----------------------------------------------------------------------------------------============

Statements of Net Assets

GEORGIA SERIES October 31, 1998

                                                                                        Rating*: S&P      Principal
                               Investments                                                or Moody's         Amount           Value
===================================================================================================================================
Miscellaneous 14.71%           Cartersville GA Dev Auth Rev AMT+++ 6 1/8% 5/1/2027                 A        $1,000M    $  1,096,250
                               Cobb-Marietta GA Coliseum & Exhibit Hall Auth Rev MBIA+
                               5 5/8% 10/1/2026                                                  AAA         1,600M       1,812,000
                               Total                                                                                      2,908,250
-----------------------------------------------------------------------------------------------------------------------============
Pollution Control Revenue
 .26%                           Burke Co GA Dev Auth Poll Ctrl Rev MBIA+ 6.60% 7/1/2024           AAA            50M          51,834
-----------------------------------------------------------------------------------------------------------------------============
Solid Waste .56%               Cobb Co GA Solid Waste Mgmt Auth Rev AMT+++ 6.40%
                               1/1/2015                                                          Aaa           100M         111,500
-----------------------------------------------------------------------------------------------------------------------============
Transportation 17.70%          Fulton Co GA Dev Auth Spl Facs Rev Delta Airlines Inc
                               Proj AMT+++ 5 1/2% 5/1/2033                                       BBB           500M         492,500
                               Metropolitan Atlanta Rapid Trans Auth GA Sales Tax Rev
                               Ser P AMBAC+ 6 1/4% 7/1/2020                                      AAA         1,625M       1,927,656
                               Puerto Rico Commonwealth Hwy & Trans Auth Hwy Rev Ser
                               Y 5 1/2% 7/1/2036                                                   A         1,000M       1,077,500
                               Total                                                                                      3,497,656
                               ----------------------------------------------------------------------------------------============
                               Total Municipal Bonds 96.64% (Cost $18,183,104)                                           19,100,675
===================================================================================================================================
Other Assets, Less Liabilities 3.36%
===================================================================================================================================
Cash and Receivables, Net of Liabilities                                                                                    663,783
===================================================================================================================================
Net Assets 100.00%                                                                                                      $19,764,458
===================================================================================================================================

                               Net asset value ($19,764,458 / 3,637,950 shares outstanding)                                   $5.43
                               Maximum offering price                                                                         $5.70

                        *     Ratings have not been audited by Deloitte & Touche
                              LLP.
                        + Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
                        ++    The interest rate is subject to change
                              periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at October 31, 1998.
                        +++ Income from these investments may be subject to the Alternative Minimum Tax (AMT).
                              See Notes to Financial Statements.

Statements of Operations

                                                                                                       Year Ended October 31, 1998
                                                                              ----------------------------------------------------
                                                                                  Florida  Pennsylvania     Michigan       Georgia
Investment Income                                                                  Series        Series       Series        Series
==================================================================================================================================
Income      Interest                                                         $  7,878,691   $ 5,727,914  $ 3,023,337   $   895,809
            ----------------------------------------------------------------------------------------------------------------------
Expenses    Management fee                                                        702,730       492,670      266,479        84,279
            Management fee waived                                                       -             -            -       (84,279)
            12b-1 distribution plan-Class A                                       341,636        92,336            -             -
            12b-1 distribution plan-Class C                                        68,578             -            -             -
            Shareholder servicing                                                  84,920        68,355       52,730        16,760
            Registration                                                            3,000         2,400        1,500         1,200
            Reports to shareholders                                                23,500        15,436        8,495         2,296
            Professional                                                           42,696        29,664       20,832        11,556
            Directors' fees                                                         5,036         3,632        1,804           410
            Organization                                                                -             -          614           792
            Other                                                                  16,030        13,560       13,430         8,100
            Total expenses                                                      1,288,126       718,053      365,884        41,114
            ----------------------------------------------------------------------------------------------------------------------
            Net investment income                                               6,590,565     5,009,861    2,657,453       854,695
            ----------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain on Investments
==================================================================================================================================
Realized gain from investment transactions
            Proceeds from sales                                               220,139,579    67,102,289   44,504,248    21,613,764
            Cost of securities sold                                           217,307,539    66,725,429   44,457,017    21,444,303
            Net realized gain                                                   2,832,040       376,860       47,231       169,461
            ----------------------------------------------------------------------------------------------------------------------
Unrealized appreciation of investments                                            342,625     2,421,388    1,185,432       401,895
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                 3,174,665     2,798,248    1,232,663       571,356
----------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                         $  9,765,230   $ 7,808,109  $ 3,890,116   $ 1,426,051
==================================================================================================================================

            See Notes to Financial Statements.

Statements of Changes in Net Assets

                                                        Year Ended October 31, 1998                      Year Ended October 31, 1997
                               ------------------------------------------------------    -------------------------------------------
Increase (Decrease)                 Florida  Pennsylvania      Michigan       Georgia        Florida    Pennsylvania       Michigan
in Net Assets                        Series        Series        Series        Series         Series          Series         Series
=====================================================================================   ============================================
Operations
Net investment income          $  6,590,565  $  5,009,861   $ 2,657,453   $   854,695   $  7,592,428    $  5,086,917    $ 2,779,370
Net realized gain from
investment transactions           2,823,936       376,860        47,231       169,461      1,146,444         981,723        245,609
Net unrealized appreciation
of investments                      350,729     2,421,388     1,185,432       401,895      1,603,515       1,379,031      1,092,550
Net increase in net assets
resulting from operations         9,765,230     7,808,109     3,890,116     1,426,051     10,342,387       7,447,671      4,117,529
-------------------------------------------------------------------------------------   -------------------------------------------
Distributions to
shareholders from
Net investment income            (6,640,787)   (5,096,457)   (2,665,343)     (838,393)    (7,925,102)     (5,109,328)    (2,760,672)
Net realized gain from
investment transactions                   -             -             -      (204,622)             -               -              -
Total distributions              (6,640,787)   (5,096,457)   (2,665,343)   (1,043,015)    (7,925,102)     (5,109,328)    (2,760,672)
-------------------------------------------------------------------------------------   -------------------------------------------
Share transactions
Net proceeds from sales of
shares                            8,004,729    18,457,191     5,381,047     6,912,841      9,015,704       9,506,178      4,143,719
Net asset value of shares
issued to shareholders in
reinvestment of net investment
income and realized gain from
investment transactions           2,709,366     2,310,650     1,455,413       666,699      3,171,449       2,363,497      1,432,311
Total                            10,714,095    20,767,841     6,836,460     7,579,540     12,187,153      11,869,675      5,576,030
-------------------------------------------------------------------------------------   -------------------------------------------
Cost of shares reacquired       (24,019,865)  (14,810,076)   (7,552,518)   (2,095,385)   (31,926,100)    (12,575,562)    (7,278,245)
-------------------------------------------------------------------------------------   -------------------------------------------
Increase (decrease) in net
assets derived from share
transactions                    (13,305,770)    5,957,765      (716,058)    5,484,155    (19,738,947)       (705,887)    (1,702,215)
-------------------------------------------------------------------------------------   -------------------------------------------
Total increase (decrease)
in net assets                   (10,181,327)    8,669,417       508,715     5,867,191    (17,321,662)      1,632,456       (345,358)
-------------------------------------------------------------------------------------   -------------------------------------------
Net Assets
Beginning of period             144,748,058    94,237,147    52,629,810    13,897,267    162,069,720      92,604,691     52,975,168
End of period+                 $134,566,731  $102,906,564   $53,138,525   $19,764,458   $144,748,058    $ 94,237,147    $52,629,810
===================================================================================================================================

                          Year Ended October 31, 1997
                          ---------------------------
Increase (Decrease)                           Georgia
in Net Assets                                  Series
=====================================================
Operations
Net investment income                     $   625,667
Net realized gain from
investment transactions                       188,948
Net unrealized appreciation
of investments                                285,372
Net increase in net assets
resulting from operations                   1,099,987
-----------------------------------------------------
Distributions to
shareholders from
Net investment income                        (647,441)
Net realized gain from
investment transactions                       (20,485)
Total distributions                          (667,926)
-----------------------------------------------------
Share transactions
Net proceeds from sales of
shares                                      4,086,242
Net asset value of shares
issued to shareholders in
reinvestment of net investment
income and realized gain from
investment transactions                       345,337
Total                                       4,431,579
-----------------------------------------------------
Cost of shares reacquired                  (1,654,042)
-----------------------------------------------------
Increase (decrease) in net
assets derived from share
transactions                                2,777,537
-----------------------------------------------------
Total increase (decrease)
in net assets                               3,209,598
-----------------------------------------------------
Net Assets
Beginning of period                        10,687,669
End of period+                            $13,897,267
=====================================================

+ Including (overdistributed) net investment income of $(454,247), $(129,603), $(4,450) and $(20,690), respectively, as of October 31, 1998 and undistributed (overdistributed) net investment income of $(448,358), $(59,544), $4,442 and $(36,578), respectively, as of October 31, 1997.

      See Notes to Financial Statements.

Financial Highlights

FLORIDA SERIES

                                                                                 Class A Shares                       Class C Shares
                                                -------------------------------------------------  ---------------------------------
                                                                         Year Ended October 31,    Year Ended October 31, 7/15/96(b)
Per Share Operating Performance:                 1998      1997      1996       1995       1994         1998      1997   to 10/31/96
=================================================================================================  =================================
Net asset value, beginning of period            $4.87     $4.79      $4.85      $4.49     $5.28        $4.87      $4.79    $4.70
-------------------------------------------------------------------------------------------------  ---------------------------------
Income (loss) from investment operations
      Net investment income                       .235      .240       .248       .271      .291         .200       .202     .064
      Net realized and unrealized gain (loss)
      on investments                              .113      .092      (.056)      .352     (.695)        .112       .093     .093
      Total from investment operations            .348      .332       .192       .623     (.404)        .312       .295     .157
      -------------------------------------------------------------------------------------------  ---------------------------------
      Distributions
      Dividends from net investment income       (.238)    (.252)     (.252)     (.263)    (.2835)      (.202)     (.215)   (.067)
      Distributions from net realized gain          -         -          -          -      (.1025)          -          -         -
      -------------------------------------------------------------------------------------------  ---------------------------------
Net asset value, end of period                  $4.98     $4.87      $4.79      $4.85     $4.49        $4.98      $4.87    $4.79
-------------------------------------------------------------------------------------------------  ---------------------------------
Total Return(a)                                  7.30%     7.12%      4.09%     14.22%    (8.03)%       6.52%(c)   6.33%    3.35%(c)
====================================================================================================================================
Ratios to Average Net Assets:
      Expenses, including waiver                  .89%      .86%       .80%       .74%      .32%        1.58%      1.57%     .44%(c)
      Expenses, excluding waiver                  .89%      .86%       .82%       .88%      .82%        1.58%      1.57%     .44%(c)
      Net investment income                      4.79%     5.03%      5.19%      5.81%     5.98%        4.09%      4.29%    1.37%(c)
      =============================================================================================================================

                                                                                                              Year Ended October 31,
Supplemental Data for All Classes:                                        1998         1997         1996          1995         1994
====================================================================================================================================
      Net assets, end of period (000)                                 $134,567     $144,748     $162,070      $173,242     $174,844
      Portfolio turnover rate                                          140.61%      106.32%      167.95%       142.04%      122.36%
      =============================================================================================================================

(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(b)   Commencement of offering class shares.
(c)   Not annualized.

      See Notes to Financial Statements.

Financial Highlights

PENNSYLVANIA SERIES

                                                                                                            Year Ended October 31,
Per Share Operating Performance:                                   1998          1997           1996           1995           1994
===================================================================================================================================
Net asset value, beginning of year                               $ 5.14        $ 5.01         $ 5.01         $ 4.62        $ 5.33
-----------------------------------------------------------------------------------------------------------------------------------
      Income (loss) from investment operations
      Net investment income                                         .264          .276           .2772          .282          .300
      Net realized and unrealized gain (loss) on investments        .144          .131          (.0011)         .395         (.6975)
      Total from investment operations                              .408          .407           .2761          .677         (.3975)
      -----------------------------------------------------------------------------------------------------------------------------
      Distributions
      Dividends from net investment income                         (.268)        (.277)         (.2761)        (.2870)       (.2925)
      Distribution from net realized gain                              -             -              -              -         (.02)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                     $ 5.28        $ 5.14         $ 5.01         $ 5.01        $ 4.62
-----------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                                    8.12%(b)      8.37%          5.68%         15.02%        (7.73)%
===================================================================================================================================
Ratios/Supplemental Data:
      Net assets, end of year (000)                            $102,907       $94,237        $92,605        $93,494       $81,258
      -----------------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:
      Expenses, including waiver                                    .72%          .61%(c)        .62%           .50%          .33%
      Expenses, excluding waiver                                    .72%          .65%(c)        .69%           .65%          .68%
      Net investment income                                        5.05%         5.47%(c)       5.55%          5.83%         5.98%
      Portfolio turnover rate                                     65.20%        70.99%         78.30%        126.11%       137.22%
      =============================================================================================================================

(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

      See Notes to Financial Statements.

Financial Highlights

MICHIGAN SERIES

                                                                                                             Year Ended October 31,
Per Share Operating Performance:                                  1998           1997           1996          1995            1994
===================================================================================================================================
Net asset value, beginning of year                               $ 5.06        $ 4.93         $ 4.93        $  4.53         $ 5.23
-----------------------------------------------------------------------------------------------------------------------------------
      Income (loss) from investment operations
      Net investment income                                         .255          .267           .274           .284           .286
      Net realized and unrealized gain (loss) on investments        .121          .128          (.010)          .395          (.651)
      Total from investment operations                              .376          .395           .264           .679          (.365)
      -----------------------------------------------------------------------------------------------------------------------------
      Distributions
      Dividends from net investment income                         (.256)        (.265)         (.264)         (.279)         (.293)
      Distribution from net realized gain                             -             -              -               -          (.042)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                   $   5.18      $   5.06         $ 4.93        $  4.93       $   4.53
-----------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                                    7.59%(c)      8.24%          5.53%         15.39%         (7.29)%
===================================================================================================================================
Ratios/Supplemental Data:
      Net assets, end of year (000)                            $53,139        $52,630        $52,975       $54,186        $45,603
      -----------------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:
      Expenses, including waiver                                    .69%          .60%(c)        .44%           .25%           .34%
      Expenses, excluding waiver                                    .69%          .68%(c)        .73%           .75%           .84%
      Net investment income                                        4.98%         5.37%(c)       5.59%          5.95%          5.69%
      Portfolio turnover rate                                     82.33%        68.50%         85.26%         98.89%        137.31%
      =============================================================================================================================

(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

      See Notes to Financial Statements.

Financial Highlights
GEORGIA SERIES

                                                                                         Year Ended October 31,          12/27/94(b)
Per Share Operating Performance:                                          1998            1997             1996          to 10/31/95
====================================================================================================================================
Net asset value, beginning of period                                     $ 5.31          $ 5.14          $ 5.12           $ 4.76
------------------------------------------------------------------------------------------------------------------------------------
      Income from investment operations
      Net investment income                                                 .276            .275            .290             .245
      Net realized and unrealized gain on investments                       .187            .187            .0397            .370
      Total from investment operations                                      .463            .462            .3297            .615
      ------------------------------------------------------------------------------------------------------------------------------
      Distributions
      Dividends from net investment income                                 (.268)          (.282)          (.2872)          (.255)
      Distributions from net realized gain                                 (.075)          (.01)           (.0225)              -
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $ 5.43          $ 5.31          $ 5.14           $ 5.12
------------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                                            9.00%(c)        9.27%           6.69%           13.15%(c)
====================================================================================================================================
Ratios/Supplemental Data:
      Net assets, end of period (000)                                   $19,764         $13,897        $10,688            $5,203
      ------------------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:
      Expenses, including waiver                                            .24%(c)         .38%            .03%             .00%(c)
      Expenses, excluding waiver                                            .74%            .88%            .83%            1.08%(c)
      Net investment income                                                5.07%           5.23%           5.55%            5.44%(c)
      Portfolio turnover rate                                            126.52%          90.40%          72.53%          142.69%
      ==============================================================================================================================

(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(b)   Commencement of operations.
(c)   Not annualized.

      See Notes to Financial Statements.

Notes to Financial Statements

1. Significant Accounting Policies

Lord Abbett Tax-Free Income Trust (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 11, 1991. The Trust consists of four separate portfolios ("Series"). Each Series is non-diversified as defined under the Investment Company Act of 1940. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Trust:

(a) Security valuation is determined as follows: Portfolio securities are valued at latest prices on the basis of valuations furnished by an independent pricing service or, in their absence, at fair value as determined under procedures approved by the Board of Trustees. (b) It is the policy of the Trust to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and net realized gains. Therefore, there is no provision for federal income taxes. (c) Security transactions are accounted for on the date that the securities are purchased or sold (trade date). Realized gains and losses from investment transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Net investment income (other than class-specific expenses such as distribution and service fees) and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. (d) Dividends from net investment income are declared daily and paid monthly. Taxable net realized gains from investment transactions, if any, reduced by capital loss carryforwards are distributed annually. (e) Organization expenses are amortized evenly over a period of five years.

2. Management Fee and Other Transactions with Affiliates

The Trust has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett provides the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research, statistical work and the supervision of the Trust's investment portfolios. The management fee is based on average daily net assets for each month at the annual rate of 0.50%. Lord Abbett may waive its management fees and reimburse the Trust for certain of its other expenses. Any such other expenses reimbursed are subject to repayment by each Series, pursuant to a formula based on the asset size and expense ratio of each Series. Each Series shall not be obligated to repay Lord Abbett after five full fiscal years after the commencement of operations or the termination of the management agreement, whichever is earlier. As of October 31, 1998, other expenses reimbursed by Lord Abbett and not repaid by the Georgia Series amounted to $40,765.

Each Series of the Trust has Rule 12b-1 plans and agreements with respect to one or more classes of shares as described below (the "Class A and Class C Plans") with Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. Each Series makes payments to Distributor, which uses or passes on such payments to authorized institutions. Pursuant to the Class A Plan, the Series pays Distributor (1) an annual service fee of 0.15% of the average daily net asset value of shares sold prior to June 1, 1990 and 0.25% of the average daily net asset value of shares sold on or after that date, (2) a one-time distribution fee of up to 1% on certain qualifying purchases and (3) a supplemental annual distribution fee of 0.10% of the average daily net assets of Class A shares serviced by certain qualifying institutions. The Class A Plan of the Michigan and Georgia Series will not become operative until the first day of the calendar quarter subsequent to the Series' net assets reaching $100 million. Pursuant to the Class C Plan of the Florida Series, the Series pays Distributor (1) a service fee and a distribution fee, at the time such shares are sold, not to exceed 0.25% and 0.75%, respectively, of the net asset value of such shares sold and (2) at each quarter-end after the first anniversary of the sale of such shares, a service fee and a distribution fee at an annual rate not to exceed 0.25% and 0.75%, respectively, of the average annual net asset value of such shares outstanding.

Notes to Financial Statements

Lord Abbett received the following commissions on sales of shares of the Trust after concessions were paid to authorized distributors:

                                                Lord Abbett             Dealers'
Series                                          Commissions          Concessions
--------------------------------------------------------------------------------
Florida-Class A                                    $ 20,633             $137,234
--------------------------------------------------------------------------------
Pennsylvania                                         33,594              306,913
--------------------------------------------------------------------------------
Michigan                                             21,889              157,454
--------------------------------------------------------------------------------
Georgia                                              30,707              195,680
--------------------------------------------------------------------------------

Certain of the Trust's officers and trustees have an interest in Lord Abbett.

3. Distributions

As of October 31, 1998, accumulated net realized gain (loss) for financial report- ing purposes, which is substantially the same as for federal income tax purposes, aggregated $(7,323,643) for the Florida Series, $(455,598) for the Pennsylvania Series, $(1,189,689) for the Michigan Series and $139,754 for the Georgia Series. The capital loss carryforwards expire in 2002, 2003 and 2004. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gains amounts in accordance with generally accepted accounting principles.

Dividends declared by class for the Florida Series were as follows:

Class A                                                              $6,344,675
--------------------------------------------------------------------------------
Class C                                                              $  296,112
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

4. Capital

Transactions in shares of beneficial interest for the Florida Series (both shares and dollar amount) were as follows:

                               Year Ended 10/31/98             Year Ended 10/31/97
                         -------------------------   -----------------------------
Class A                     Shares          Amount          Shares          Amount
--------------------------------------------------   -----------------------------
Sales of shares          1,389,830    $  6,880,942       1,626,001    $  7,812,607

Shares issued to
shareholders in
reinvestment of net
investment income          526,740       2,597,397         632,367       3,034,401

Total                    1,916,570       9,478,339       2,258,368      10,847,008
--------------------------------------------------   -----------------------------
Shares reacquired       (4,542,387)    (22,396,582)     (6,029,983)    (28,889,005)

Decrease                (2,625,817)   $(12,918,243)     (3,771,615)   $(18,041,997)
----------------------------------------------------------------------------------

                               Year Ended 10/31/98             Year Ended 10/31/97
                         -------------------------   -----------------------------
Class C                     Shares          Amount          Shares          Amount
--------------------------------------------------   -----------------------------
Sales of shares            227,206    $  1,123,787         250,976    $  1,203,097

Shares issued to
shareholders in
reinvestment of net
investment income           23,490         111,969          28,569         137,048

Total                      250,696       1,235,756         279,545       1,340,145
--------------------------------------------------   -----------------------------
Shares reacquired         (329,582)     (1,623,283)       (632,179)     (3,037,095)

Decrease                   (78,886)   $   (387,527)       (352,634)   $ (1,696,950)
----------------------------------------------------------------------------------

Transactions in shares of beneficial interest for the single class Series were as follows:

                                                                        Year Ended 10/31/98                     Year Ended 10/31/97
-------------------------------------------------------------------------------------------  --------------------------------------
                                                    Pennsylvania      Michigan      Georgia  Pennsylvania     Michigan      Georgia
                                                          Series        Series       Series        Series       Series       Series
-------------------------------------------------------------------------------------------  --------------------------------------
Sales of shares                                        3,532,337     1,049,221    1,288,523     1,886,645      830,953      788,606

Shares issued to shareholders in reinvestment of net
investment income and realized gain from investment
transactions                                             443,670       283,947      124,402       469,179      288,012       66,640

Total                                                  3,976,007     1,333,168    1,412,925     2,355,824    1,118,965      855,246
------------------------------------------------------------------------------------------   --------------------------------------
Shares reacquired                                     (2,833,326)   (1,470,712)    (390,439)   (2,498,345)  (1,465,934)    (318,591)
-------------------------------------------------------------------------------------------  --------------------------------------
Increase (decrease) in shares                          1,142,681      (137,544)   1,022,486)     (142,521)    (346,969)     536,655
-----------------------------------------------------------------------------------------------------------------------------------

As of October 31, 1998, paid in capital for each Series was as follows:
$134,644,329 for the Florida Series, $97,382,266 for the Pennsylvania Series, $51,518,087 for the Michigan Series and $18,727,823 for the Georgia Series.

5. Purchases and Sales of Securities

Purchases and sales of investment securities (other than short-term investments) were as follows:

Series                                       Purchases                  Sales
-----------------------------------------------------------------------------
Florida                                   $197,824,164           $214,803,370
-----------------------------------------------------------------------------
Pennsylvania                                69,981,086             64,891,084
-----------------------------------------------------------------------------
Michigan                                    46,268,560             44,001,216
-----------------------------------------------------------------------------
Georgia                                     25,618,321             20,611,394
-----------------------------------------------------------------------------

As of October 31, 1998, net unrealized appreciation, unrealized appreciation and unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

                             Net Unrealized       Unrealized        Unrealized
Series                         Appreciation     Appreciation     (Depreciation)
-------------------------------------------------------------------------------
Florida                          $7,700,292       $7,753,195         $ (52,903)
-------------------------------------------------------------------------------
Pennsylvania                      6,109,499        6,502,931          (393,432)
-------------------------------------------------------------------------------
Michigan                          2,814,577        2,959,531          (144,954)
-------------------------------------------------------------------------------
Georgia                             917,571          946,721           (29,150)
-------------------------------------------------------------------------------

The cost of investments for federal income tax purposes is substantially the same as that used for financial reporting purposes.

6. Trustees' Remuneration

The Trustees of the Trust associated with Lord Abbett and all officers of the Trust receive no compensation from the Trust for acting as such. Outside Trustees' fees and retirement costs are allocated among all funds in the Lord Abbett group based on the net assets of each fund. Trustee fees payable at October 31, 1998 were $32,953.

Independent Auditors' Report

The Board of Trustees and Shareholders,
Lord Abbett Tax-Free Income Trust:

We have audited the accompanying statements of net assets of Lord Abbett Tax-Free Income Trust-Florida Series, Pennsylvania Series, Michigan Series and Georgia Series as of October 31, 1998, the related statements of operations for the year then ended and of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 1998 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Lord Abbett Tax-Free Income Trust-Florida Series, Pennsylvania Series, Michigan Series and Georgia Series at October 31, 1998, the results of their operations, the changes in their net assets and their financial highlights for the respective periods presented, in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP

Deloitte & Touche LLP
New York, New York
December 11,1998

Our Management

  Trustees

  Robert S. Dow
  E. Thayer Bigelow*+
  William H. T. Bush*
  Robert B. Calhoun, Jr.*
  Stewart S. Dixon*
  John C. Jansing*
  C. Alan MacDonald*+
  Hansel B. Millican, Jr.*
  Thomas J. Neff*+

* Outside Director
+ Audit Committee

  Officers

  Robert S. Dow, Chairman and President
  Zane E. Brown, Executive Vice President
  Paul A. Hilstad, Vice President
  and Secretary
  Daniel E. Carper, Vice President
  Philip Fang, Vice President
  Robert G. Morris, Vice President
  John R. Mousseau, Vice President
  Lawrence H. Kaplan, Vice President
  and Assistant Secretary
  Thomas F. Konop, Vice President
  and Assistant Secretary
  A. Edward Oberhaus III, Vice President
  Keith F. O'Connor, Vice President
  Donna McManus, Treasurer
  Joseph Van Dyke, Assistant Treasurer
  Lydia Guzman, Assistant Secretary
  Robert M. Hickey, Assistant Secretary

  Investment Manager and Underwriter

  Lord, Abbett & Co. and
  Lord Abbett Distributor LLC

  Custodian

  The Bank of New York
  New York, NY

  Transfer Agent

  United Missouri Bank of
  Kansas City, N.A.

  Shareholder Servicing Agent

  DST Systems, Inc.
  P.O. Box 419100
  Kansas City, MO 64141
  800-821-5129

  Auditors

  Deloitte & Touche LLP
  New York, NY

  Counsel

  Debevoise & Plimpton
  New York, NY

Copyright (C) 1998 by Lord Abbett Tax-Free Income Trust, 767 Fifth Avenue, New York, NY 10153-0203

This publication, when not used for the general information of shareholders of Lord Abbett Tax-Free Income Trust, is to be distributed only if preceded or accompanied by a current prospectus which includes information concerning each Series' investment objective and policies, sales charges and other matters. There is no guarantee that the forecasts contained within this publication will come to pass.

All rights reserved. Printed in the U.S.A.

[LOGO](R) LORD, ABBETT & CO.
          Investment Management
A Tradition of Performance Through Disciplined Investing


Lord Abbett mutual fund shares are distributed by:

LORD ABBETT DISTRIBUTOR LLC
------------------------------------------------------------       LATFIT-2-1098
The GM Building o 767 Fifth Avenue o New York, NY 10153-0203             (12/98)